EARNINGS PER SHARE (EPS) - Basic (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic numerator
Allocated net income (loss) available to common shareholders	R$ (120,267)	R$ (969,954)	R$ (1,541,242)
Allocated net income (loss) available to preferred shareholders	(239,093)	(1,920,857)	(3,010,196)
Allocated net income (loss) available to common and preferred shareholders	R$ (359,360)	R$ (2,890,811)	R$ (4,551,438)
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares for common share holders	571,929,945	571,929,945	571,929,945
Weighted-average outstanding shares, after deducting the average treasury shares for Preferred share holders	1,137,012,265	1,132,626,373	1,117,034,926
Earnings per share for common share (in R$) - Basic	R$ (0.21)	R$ (1.70)	R$ (2.69)
Earnings per share for preferred share (in R$) - Basic	R$ (0.21)	R$ (1.70)	R$ (2.69)